SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Revenue Recognition) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Business taxes and surcharges	¥ (3,281)	¥ (3,635)	¥ (2,909)
Total net revenues	1,170,858	1,375,192	1,399,844
Services transferred at a point in time
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	5,933	6,350	18,113
Services transferred over time
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	1,164,925	1,368,842	1,381,731
Tuition fee
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net revenues	1,168,189	1,372,460	1,384,602
Certification service fee
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net revenues	49	3,482	13,158
Others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net revenues	¥ 5,901	¥ 2,885	¥ 4,993